INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cayman Islands	34,263	(43,486)	9,008	1,488
British Virgin Islands	—	(18,881)	(591)	(98)
Hong Kong	6,585	5,369	(2,783)	(460)
The PRC	86,568	33,836	20,932	3,458

Total	127,416	(23,162)	26,566	4,388

Current and Deferred Components of Income Tax Benefit Expense (Benefit)

The current and deferred components of the income tax benefit appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current tax expense (benefit)	19,294	(5,969)	3,277	541
Deferred tax benefit	(55,221)	(2,720)	(3,474)	(574)

	(35,927)	(8,689)	(197)	(33)

Reconciliation of Income Taxes Computed at PRC Statutory Tax Rate to Effective Income Tax Expense (Benefit)

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax benefit is as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Income (loss) before income taxes	127,416	(23,162)	26,566	4,388

Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	31,854	(5,791)	6,642	1,097
Foreign tax rate differential	(10,565)	12,081	3,481	575
Deemed profits taxation basis differential in Shenzhen Douwan	(18,118)	—	—	—
Non-deductible expenses	2,983	1,630	1,096	181
Non-taxable income	—	—	(6,246)	(1,032)
Effect of change in tax status/rate	—	(8,643)	—	—
Withholding tax on dividend distribution	7,000	—	—	—
Effect of tax holidays	—	(17,045)	(13,481)	(2,227)
Outside basis differences in the VIE	(51,432)	—	—	—
Current/deferred rate differential	(108)	3,196	(813)	(134)
Increase in valuation allowance	1,073	3,184	8,040	1,328
Interest and penalties on unrecognized tax benefits	1,386	2,643	1,130	187
Others	—	56	(46)	(8)

Income tax benefit	(35,927)	(8,689)	(197)	(33)

Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Aggregate amount	—	17,045	13,481	2,227

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic and Diluted	—	0.06	0.04	0.01

Components of Deferred Taxes

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	1,861	7,480	1,236
Excessive advertising expenses	—	924	153
Government grant, current portion	—	386	64
Less: Valuation allowance	(1,599)	(7,690)	(1,271)

Deferred tax assets, current portion, net	262	1,100	182

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	473	3,569	589
Government grants, non-current portion	323	538	89
Net operating loss carryforwards	2,827	14,242	2,353
Less: Valuation allowance	(3,494)	(15,635)	(2,583)

Deferred tax assets, non-current portion, net	129	2,714	448

Deferred tax liabilities, non-current portion:
Intangible assets	7,844	7,793	1,287

Deferred tax liabilities, non-current portion, net	7,844	7,793	1,287

Roll-Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at the beginning of year	19,563	25,262	20,570	3,398
Increase/decrease related to current year tax positions	5,699	4,800	(2,120)	(350)
Decrease from disposal of a subsidiary	—	—	(11,211)	(1,852)
Decrease related to prior year tax position.	—	(9,432)	—	—
Lapse of statute of limitations	—	(60)	—	—

Balance at the end of year	25,262	20,570	7,239	1,196